Operating Leases	12 Months Ended
Dec. 31, 2016
Leases, Operating [Abstract]
Operating Leases
Operating Leases

We lease facilities, vehicles, computers and other equipment under long-term operating and capital leases with varying terms.  Most of the operating leases contain renewal and/or purchase options.  We expect that in the normal course of business, the majority of operating leases will be renewed or replaced by other leases.

As of December 31, 2016, future minimum lease payments under noncancellable operating leases with initial or remaining lease terms in excess of one year are included below.

(In millions)	Facilities	Vehicles	Other	Total

2017	$39.0	5.8	15.1	59.9
2018	37.0	4.5	32.8	74.3
2019	24.6	3.1	12.9	40.6
2020	19.9	1.4	8.8	30.1
2021	15.5	0.9	3.4	19.8
Later years	40.2	1.7	—	41.9
	$176.2	17.4	73.0	266.6

The cost related to operating leases is recognized as rental expense.  Net rent expense included in continuing operations amounted to $96.0 million in 2016, $92.5 million in 2015 and $101.7 million in 2014.